Discontinued Operations - Schedule of Statements of Operations for Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Revenues		$ 1,491,253
Cost of revenues		1,114,269
Gross profit		376,984
Operating expenses		1,058,410
Loss from discontinued operations		(681,426)
Loss on disposal of discontinued operations
Loss from discontinued operations, net of income taxes		$ (681,426)